JOHN HANCOCK INVESTMENT TRUST
601 Congress Street
Boston, MA  02210

March 1, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:
John Hancock Balanced Fund,
John Hancock Disciplined Value International Fund,
John Hancock Emerging Markets Equity Fund,
John Hancock Enduring Assets Fund,
John Hancock ESG All Cap Core Fund,
John Hancock ESG International Equity Fund,
John Hancock ESG Large Cap Core Fund,
John Hancock Fundamental Large Cap Core Fund,
John Hancock Global Focused Strategies Fund,
John Hancock Seaport Fund,
John Hancock Small Cap Core Fund, and
John Hancock Value Equity Fund (collectively, the “Funds”)
File Nos. 002-10156; 811-00560

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information, each dated March 1, 2018, contained in Post-Effective Amendment No. 179 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 131 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 28, 2018 via EDGAR, accession number 0001133228-18-001177.

If you have any questions or comments, please call me at (617) 572-4575.

Sincerely,

/s/ Sarah M. Coutu
Sarah M. Coutu
Assistant Secretary of the Trust